Share-Based Compensation - Restricted Share Grant Activity (Details) - Restricted shares - $ / shares		12 Months Ended
	Jul. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of non-vested restricted shares
Unvested, beginning balance (in shares)		78,285	85,378
Granted (in shares)		44,443	54,851
Vested (in shares)	(2,146)	(55,369)	(61,944)
Unvested, ending balance (in shares)		67,359	78,285	85,378
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)		$ 13.62	$ 11.44
Granted (in dollars per share)		13.74	15.05
Vested (in dollars per share)		13.52	11.88
Unvested, ending balance (in dollars per share)		$ 13.78	$ 13.62	$ 11.44
Weighted average remaining contractual term (years)
Weighted-average remaining contractual terms		9 months 18 days	9 months	9 months 21 days